Cover	Sep. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2022
Entity Registrant Name	WEX INC.
Entity Central Index Key	0001309108
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32426
Entity Tax Identification Number	01-0526993
Entity Address, Address Line One	1 Hancock Street
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	773-8171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false